SCHEDULE OF OUTSTANDING AND EXERCISABLE WARRANTS (Details) - $ / shares	Jul. 31, 2023	Jan. 31, 2022
Class of Warrant or Right [Line Items]
Number of shares warrant outstanding	1,459,878
Warrant outstanding, weighted average remaining life in years	3 years	3 years
Number of shares warrant exercisable	1,459,878
Warrant Outstanding One [Member]
Class of Warrant or Right [Line Items]
Warrant outstanding exercise price	$ 0.01
Number of shares warrant outstanding	400,000
Warrant outstanding, weighted average remaining life in years	4 years 8 months 12 days
Number of shares warrant exercisable	400,000
Warrant Outstanding Two [Member]
Class of Warrant or Right [Line Items]
Warrant outstanding exercise price	$ 1.50
Number of shares warrant outstanding	400,000
Warrant outstanding, weighted average remaining life in years	1 year 4 months 24 days
Number of shares warrant exercisable	400,000
Warrant Outstanding Three [Member]
Class of Warrant or Right [Line Items]
Warrant outstanding exercise price	$ 3.30
Number of shares warrant outstanding	100,000
Warrant outstanding, weighted average remaining life in years	4 years 8 months 12 days
Number of shares warrant exercisable	100,000
Warrant Outstanding Four [Member]
Class of Warrant or Right [Line Items]
Warrant outstanding exercise price	$ 1.03
Number of shares warrant outstanding	559,878
Warrant outstanding, weighted average remaining life in years	2 years 8 months 12 days
Number of shares warrant exercisable	559,878